Structured Entities - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Disclosure of consolidated or unconsolidated structured entities [line items]
Trading securities		$ 219,067	$ 183,300
Other liabilities		108,591	94,712
Cash and due from banks	[1]	37,024	56,723	$ 61,989
Loans		1,042,422	981,380
Deposits		1,515,616	1,409,531
Sponsored entities [member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Commercial mortgages carrying amount		685	0
Multi-seller conduits [member] | Loans [member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Financial assets		2,340	1,718
Multi-seller conduits [member] | Deposits [Member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Asset-backed commercial paper issued		1,613	1,600
Credit card securitization vehicles [member] | Deposits [Member]
Disclosure of consolidated or unconsolidated structured entities [line items]
The amount of notes and debentures issued by the entity		5,000	6,000
Collateralized commercial paper vehicle [member] | Deposits [Member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Commercial paper issued		20,000	18,000
Covered bond guarantor limited partnership [member] | Loans [member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Mortgages transferred and outstanding		86,000	107,000
Covered bond guarantor limited partnership [member] | Deposits [Member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Covered bonds issued		53,000	58,000
Municipal Bond TOB Trust [member] | Deposits [Member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Interest bearing certificates issued		5,000	5,000
Municipal Bond TOB Trust [member] | Investment Securities [member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Municipal bonds issued		5,000	5,000
RBC Managed Investment Funds [member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Trading securities		1,004	799
Other liabilities		362	377
Collateralized loan obligation structures [member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Cash and due from banks		317	194
Loans		1,770	2,030
Deposits		$ 1,900	$ 1,143

[1]	We are required to maintain balances due to regulatory requirements or contractual restrictions from central banks, other regulatory authorities, and other counterparties. The total balances were $3 billion as at October 31, 2025 (October 31, 2024 – $2 billion; October 31, 2023 – $3 billion).